Net Losses on Sales of Loans	12 Months Ended
Dec. 31, 2022
Net Losses on Sales of Loans [Abstract]
Net losses on sales of loans
24	Net losses on sales of loans

As mentioned in Note 5(c), the Group transferred the delinquent loans to third parties. Net losses on sale of loans which summarizes the received from sales of loans are net losses of RMB50,606,487, RMB479,584,775 and RMB44,554,948 for the years ended December 31, 2020, 2021 and 2022, respectively.